Offerings	Feb. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	Note 1.a. The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Post-Effective Amendment No. 3 to Registration Statement (the "Post-Effective Amendment No. 3") based on the fee payment rate in effect on the date of such fee payment. Note 1.b. An indeterminate number of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon settlement, exercise, conversion or exchange of securities offered hereunder, or pursuant to anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable upon settlement, exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Equinix, Inc.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc. (Debt Securities)
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b. No separate consideration will be received for the guarantees of securities being registered. In accordance with Rule 457(n), no registration fee is payable with respect to such guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Europe 2 Financing Corporation LLC
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Canada Financing Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinix Asia Financing Corporation Pte. Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 12
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share of Equinix, Inc.
Amount Registered | shares	1,200,001,225
Maximum Aggregate Offering Price	$ 1,200,001,225.00
Amount of Registration Fee	$ 165,720.17
Offering Note	Note 12.a. On October 27, 2023, Equinix, Inc. filed a registration statement on Form S-3 (File No. 333-275203), as subsequently amended by a Post-Effective Amendment No. 1 filed by Equinix, Inc. and Equinix Europe 2 Financing Corporation LLC ("Equinix Europe 2 Finco") on March 18, 2024 and a Post-Effective Amendment No. 2 filed by Equinix, Inc., Equinix Europe 2 Finco, and Equinix Canada Financing Ltd. ("Equinix Canada Finco") on November 10, 2025 (such registration statement, as amended, the "2025 Registration Statement"). In connection with the filing of the 2025 Registration Statement, Equinix, Inc., Equinix Europe 2 Finco and Equinix Canada Finco initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of the 2025 Registration Statement in accordance with Rules 456(b) and 457(r) of the Securities Act. On October 1, 2024, Equinix, Inc. filed a prospectus supplement covering the offering, issuance and sale by Equinix, Inc. of up to a maximum aggregate offering price of $2,000,000,000 of its common stock (the "ATM Program") and paid a filing fee of $306,200. Immediately prior to the filing of this Post-Effective Amendment No. 3, shares of Equinix, Inc.'s common stock having an aggregate offering price of up to $1,200,001,225 remained unsold under the 2025 Registration Statement and the ATM Program (the "Remaining Unsold Securities"), which is associated with a filing fee of approximately $183,720.18 previously paid, calculated using the applicable fee rate at the time of the initial filing of the prospectus supplement for the ATM Program on October 1, 2024. The filing fee of $183,720.18 associated with such Remaining Unsold Securities is hereby applied under this Post-Effective Amendment No. 3 and the accompanying prospectus supplement relating to the Remaining Unsold Securities and no additional filing fee is due in connection with the filing of the Post-Effective Amendment No. 3. Note 12.b. An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $1,200,001,225 are offered hereunder as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 of the Securities Act, the shares of common stock being offered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being offered hereunder as a result of stock splits, stock dividends or similar transactions.